NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund

NVIT Amundi Multi Sector Bond Fund

NVIT AQR Large Cap Defensive Style Fund

NVIT BlackRock Equity Dividend Fund

NVIT BNY Mellon Dynamic U.S. Core Fund

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

NVIT Bond Index Fund

NVIT Calvert Equity Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Federated High Income Bond Fund

NVIT Fidelity Institutional AM® Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund)

NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Innovators Fund

NVIT J.P. Morgan Large Cap Growth Fund

NVIT J.P. Morgan U.S. Equity Fund

NVIT J.P. Morgan US Technology Leaders Fund

NVIT Jacobs Levy Large Cap Core Fund

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund)

NVIT Loomis Short Term Bond Fund

NVIT Mid Cap Index Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT NS Partners International Focused Growth Fund

NVIT Putnam International Value Fund (formerly,

NVIT Columbia Overseas Value Fund)

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund)

Supplement dated March 17, 2025

to the Statement of Additional Information (“SAI”) dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Federated High Income Bond Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on March 12, 2025, the Board approved the termination of Federated Investment Management Company as the subadviser to the NVIT Federated High Income Bond Fund (the “Fund”) and the appointment of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as the Fund’s new subadviser, effective on or about April 14, 2025 (the “Effective Date”).

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “NVIT Loomis Short Term High Yield Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	All references to Federated Investment Management Company are hereby deleted.

c.	The following replaces the information regarding the Fund under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses beginning on page 70 of the SAI:

●	NVIT Loomis Short Term High Yield Fund to 0.72% until at least April 30, 2026

d.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 75 of the SAI:

Fund	Subadviser
NVIT Loomis Short Term High Yield Fund	Loomis, Sayles & Company, L.P.

e.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2024)
Loomis, Sayles & Company, L.P.
Matthew J. Eagan, CFA	NVIT Loomis Short Term High Yield Fund	None
Peter S. Sheehan	NVIT Loomis Short Term High Yield Fund	None
Christopher J. Romanelli, CFA	NVIT Loomis Short Term High Yield Fund	None
Stephen M. L’Plante, CFA	NVIT Loomis Short Term High Yield Fund	None
Alessandro Pagani, CFA	NVIT Loomis Short Term High Yield Fund	None

f.	The information relating to Loomis Sayles in the subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is deleted and replaced with the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2024)
Loomis, Sayles & Company, L.P.
Matthew J. Eagan, CFA	Mutual Funds: 20 accounts, $34.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 21 accounts, $11.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 101 accounts, $27.9 billion total assets (1 account, $30.6 million total assets for which the advisory fee is based on performance)
Peter S. Sheehan	Mutual Funds: 4 accounts, $718.3 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $1.2 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 35 accounts, $5.2 billion total assets (1 account, $30.6 million total assets for which the advisory fee is based on performance)
Christopher J. Romanelli, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $72.1 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 2 accounts, $610.5 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Stephen M. L’Plante, CFA	Mutual Funds: 2 accounts, $1.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: 1 account, $238 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 22 accounts, $1.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Alessandro Pagani, CFA	Mutual Funds: 2 accounts, $1.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $238 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 17 accounts, $1.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

3.

Shareholders of the Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Loomis Sayles.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE